UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Pharo Management LLC
Address:       1370 Avenue of the Americas, Suite 2603
               New York, New York 10019

Form 13F File Number:  28-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeff Hanlon
Title:         Chief Financial Officer
Phone:         (212) 641-8686

Signature, Place, and Date of Signing:

 /s/ Jeff Hanlon                New York, New York                 4/23/2010
-----------------               ------------------                 ---------
  [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                   TITLE                       VALUE     SHRS OR    SH/ PUT/ INVESTMENT OTHER            VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         CUSIP      (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGER    SOLE       SHARED       NONE
------------------ --------------   --------- ---------- --------- --------- ---------- --------- ---------- -----------  ---------
APPLE INC          COM              037833100      1,645     7,000  SH       OTHER      01,02,03     7,000
CITIGROUP INC      COM              172967101      5,063 1,250,000  SH       OTHER      01,02,03 1,250,000
EBAY INC           COM              278642103      4,719   175,000  SH       OTHER      01,02,03   175,000
ISHARES INC        MSCI TAIWAN      464286731     37,650 3,000,000  SH       OTHER      01,02,03 3,000,000
ISHARES INC        MSCI BRAZIL      464286400     14,728   200,000  SH       OTHER      01,02,03   200,000
ISHARES TR         S&P ASIA 50 IN   464288430     51,048   900,000  SH       OTHER      01,02,03   900,000
ISHARES TR INDEX   FTSE XNHUA IDX   464287184    188,292 4,472,500  SH       OTHER      01,02,03 4,472,500
ISHARES TR INDEX   FTSE XNHUA IDX   464287184      2,856    17,000 CALL      OTHER      01,02,03    17,000
MGM MIRAGE         COM              552953101      5,575   464,551  SH       OTHER      01,02,03   464,551
MICROSOFT CORP     COM              594918104     30,740 1,049,585  SH       OTHER      01,02,03 1,049,585
PRICELINE COM INC  COM NEW          741503403      3,060    12,000  SH       OTHER      01,02,03    12,000
SPDR SERIES TRUST  BRCLYS LG TRS ET 78464A664        300     6,000  PUT      OTHER      01,02,03     6,000
WYNN RESORTS LTD   COM              983134107      4,550    60,000  SH       OTHER      01,02,03    60,000

                                 13              350,225






                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:          13
Form 13F Information Table Value Total:          350,225
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number     CIK Number        Name
01         28-13631                 0001478023        Pharo Management UK LLP
02         28-13633                 0001478033        Pharo Advisors UK Ltd.
03         28-13632                 0001478100        Pharo Global Advisors Ltd.



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